SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current	$ 2,232	$ 1,875	$ 2,039
Deferred	(581)	(1,286)	(3,883)
Total income tax expense	$ 1,651	$ 589	$ (1,844)